Nota 48 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details)	Jun. 30, 2020 EUR (€) shares
Group Executive Chairman | Executive directors [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 1,227,000
Group Executive Chairman | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	€ 1,292,000	[1]
Group Executive Chairman | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	215,628	[1]
CEO Member | Executive directors [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 1,090,000	[2]
CEO Member | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	€ 775,000	[1]
CEO Member | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	144,578	[1]
Total | Executive directors [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 2,316,000
Total | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	€ 2,067,000	[1]
Total | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	360,206	[1]
Total Retirement Commitments Senior Management [Member] | Members of the senior management [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 7,444,000
Total Retirement Commitments Senior Management [Member] | Members of the senior management [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	€ 2,832,000	[3]
Total Retirement Commitments Senior Management [Member] | Members of the senior management [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	465,709	[3]

[1]

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) for the 2019 financial year and to the deferred AVR for the 2016 financial year to be paid in 2020, along with its up date in cash. The deferred AVR for the 2016 financial year of the Chairman and the Chief Executive Officer is associated with their previous roles as Chief Executive Officer and President & CEO of BBVA Compass (now BBVA USA), respectively.

[2]

(1) In addition, in accordance with the current Remuneration Policy for BBVA Directors, during the first half of the 2020 financial year, the Chief Executive Officer received €327 thousand as cash in lieu of pension and €300 thousand as a mobility allowance .

[3]

(1) Remuneration corresponding to the upfront portion (40%) of the A VR for the 2019 financial year and, in the case of members who were beneficiaries, to the deferred AVR for the 2016 financial year to be paid in 2020, along with its update in cash. For those members of Senior Management appointed by the Board of Directors during the 2019 financial year, the remuneration included relates to their previou s positions.